FAIR VALUE MEASUREMENTS (Details) - EBP 009 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 146,750,523	$ 130,825,115
Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Stable share value (in dollars per share)	$ 1
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 141,574,663	125,330,484
Total | National Fuel Gas Company ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	34,215,991	27,624,469
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	107,358,672	97,706,015
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	107,358,672	97,706,015
Level 1 | National Fuel Gas Company ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	107,358,672	97,706,015
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	34,215,991	27,624,469
Level 2 | National Fuel Gas Company ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	34,215,991	27,624,469
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Level 3 | National Fuel Gas Company ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
NAV | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 5,175,860	$ 5,494,631